Quarterly Holdings Report
for
Fidelity Freedom® Blend 2025 Fund
December 31, 2021
FBF-Y25-NPRT3-0322
1.9892468.103
Domestic Equity Funds - 30.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	5,878,209	96,696,537
Fidelity Series Commodity Strategy Fund (a)	7,528,010	30,789,559
Fidelity Series Large Cap Growth Index Fund (a)	3,166,636	61,274,416
Fidelity Series Large Cap Stock Fund (a)	3,587,869	68,133,623
Fidelity Series Large Cap Value Index Fund (a)	8,380,520	130,400,897
Fidelity Series Small Cap Opportunities Fund (a)	2,187,549	32,638,236
Fidelity Series Value Discovery Fund (a)	2,911,329	48,240,720
TOTAL DOMESTIC EQUITY FUNDS (Cost $386,657,231)		468,173,988

International Equity Funds - 28.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,007,649	29,171,134
Fidelity Series Emerging Markets Fund (a)	1,525,482	16,032,812
Fidelity Series Emerging Markets Opportunities Fund (a)	6,858,271	144,160,854
Fidelity Series International Growth Fund (a)	3,439,326	65,759,914
Fidelity Series International Index Fund (a)	2,253,969	27,611,125
Fidelity Series International Small Cap Fund (a)	1,065,737	22,796,110
Fidelity Series International Value Fund (a)	5,890,464	65,796,479
Fidelity Series Overseas Fund (a)	4,565,947	65,749,637
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $382,156,561)		437,078,065

Bond Funds - 38.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	305,831	3,073,599
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	6,592,543	66,782,463
Fidelity Series Corporate Bond Fund (a)	7,063,602	77,770,253
Fidelity Series Emerging Markets Debt Fund (a)	887,275	8,047,581
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	285,397	2,694,144
Fidelity Series Floating Rate High Income Fund (a)	164,714	1,525,251
Fidelity Series Government Bond Index Fund (a)	9,796,251	103,644,333
Fidelity Series High Income Fund (a)	1,024,770	9,776,310
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,240,398	34,283,412
Fidelity Series International Developed Markets Bond Index Fund (a)	2,983,162	29,324,485
Fidelity Series Investment Grade Bond Fund (a)	9,515,042	110,564,785
Fidelity Series Investment Grade Securitized Fund (a)	7,440,300	76,560,685
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,503,267	55,407,832
Fidelity Series Real Estate Income Fund (a)	494,673	5,802,515
TOTAL BOND FUNDS (Cost $579,870,406)		585,257,648

Short-Term Funds - 2.9%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.08% (a)(b)	8,591,626	8,591,626
Fidelity Series Short-Term Credit Fund (a)	998,066	10,000,620
Fidelity Series Treasury Bill Index Fund (a)	2,577,449	25,774,492
TOTAL SHORT-TERM FUNDS (Cost $44,350,493)		44,366,738

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,393,034,691)	1,534,876,439
NET OTHER ASSETS (LIABILITIES) - 0.0%	4,912
NET ASSETS - 100.0%	1,534,881,351

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	1,308	101,544	102,852	-	-	-	-	0.0%
Total	1,308	101,544	102,852	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	14,886,382	11,786,400	24,349	(38,669)	12,286	3,073,599
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	66,857,084	500,241	442,119	(3,874)	429,494	66,782,463
Fidelity Series Blue Chip Growth Fund	76,811,051	49,507,332	25,386,142	19,448,865	137,386	(4,373,090)	96,696,537
Fidelity Series Canada Fund	17,952,376	10,310,570	1,821,427	628,740	(13,270)	2,742,885	29,171,134
Fidelity Series Commodity Strategy Fund	32,532,549	22,217,733	17,888,645	12,317,716	(2,040,170)	(4,031,908)	30,789,559
Fidelity Series Corporate Bond Fund	60,573,797	24,034,487	7,691,254	1,568,775	(22,148)	875,371	77,770,253
Fidelity Series Emerging Markets Debt Fund	6,408,716	2,386,870	695,980	258,768	(18,812)	(33,213)	8,047,581
Fidelity Series Emerging Markets Debt Local Currency Fund	2,142,253	879,132	150,712	102,780	(4,875)	(171,654)	2,694,144
Fidelity Series Emerging Markets Fund	13,871,365	6,172,733	2,360,019	519,275	(43,935)	(1,607,332)	16,032,812
Fidelity Series Emerging Markets Opportunities Fund	124,703,347	70,410,146	23,317,291	16,378,796	(547,183)	(27,088,165)	144,160,854
Fidelity Series Floating Rate High Income Fund	1,291,097	494,175	270,145	50,183	(241)	10,365	1,525,251
Fidelity Series Government Bond Index Fund	74,691,874	32,966,796	4,744,782	722,975	(78,006)	808,451	103,644,333
Fidelity Series Government Money Market Fund 0.08%	22,389,485	5,044,033	18,841,892	9,172	-	-	8,591,626
Fidelity Series High Income Fund	7,437,420	2,793,698	591,570	372,680	982	135,780	9,776,310
Fidelity Series Inflation-Protected Bond Index Fund	74,431,031	24,724,737	66,183,009	2,930,012	3,060,989	(1,750,336)	34,283,412
Fidelity Series International Developed Markets Bond Index Fund	-	29,636,795	161,432	18,570	(652)	(150,226)	29,324,485
Fidelity Series International Growth Fund	44,150,005	26,971,513	7,819,160	5,087,303	5,235	2,452,321	65,759,914
Fidelity Series International Index Fund	18,432,181	10,320,235	1,974,964	676,447	(13,830)	847,503	27,611,125
Fidelity Series International Small Cap Fund	15,923,704	7,637,373	1,086,379	2,643,126	(7,552)	328,964	22,796,110
Fidelity Series International Value Fund	44,100,749	27,217,370	6,577,906	3,191,342	(97,135)	1,153,401	65,796,479
Fidelity Series Investment Grade Bond Fund	82,897,779	34,412,922	7,274,926	1,698,884	(68,914)	597,924	110,564,785
Fidelity Series Investment Grade Securitized Fund	58,082,631	23,295,790	4,668,897	334,583	(35,085)	(113,754)	76,560,685
Fidelity Series Large Cap Growth Index Fund	48,484,457	17,550,571	16,456,468	1,838,678	671,132	11,024,724	61,274,416
Fidelity Series Large Cap Stock Fund	52,956,119	25,288,749	11,492,036	5,859,813	(30,785)	1,411,576	68,133,623
Fidelity Series Large Cap Value Index Fund	101,155,964	42,760,063	19,754,784	7,715,636	29,144	6,210,510	130,400,897
Fidelity Series Long-Term Treasury Bond Index Fund	32,060,417	27,519,855	7,153,945	818,771	(736,724)	3,718,229	55,407,832
Fidelity Series Overseas Fund	44,224,368	23,812,108	9,090,289	1,884,230	72,602	6,730,848	65,749,637
Fidelity Series Real Estate Income Fund	4,455,269	1,489,591	434,364	198,202	2,260	289,759	5,802,515
Fidelity Series Short-Term Credit Fund	11,042,683	5,046,251	5,909,494	178,813	(41,412)	(137,408)	10,000,620
Fidelity Series Small Cap Opportunities Fund	25,581,041	17,089,864	5,621,335	7,876,301	(262,947)	(4,148,387)	32,638,236
Fidelity Series Treasury Bill Index Fund	35,576,683	16,227,725	26,029,916	15,908	(19,795)	19,795	25,774,492
Fidelity Series Value Discovery Fund	37,376,039	18,193,815	8,798,808	3,902,625	19,710	1,449,964	48,240,720
	1,171,736,450	688,156,498	322,534,612	99,714,437	(126,574)	(2,355,323)	1,534,876,439

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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